Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Computing Straight-Line Amortization	The lives used in computing straight-line amortization for financial reporting purposes are as follows:
Rate of depreciation	%

Trade names	10
Internal-use software	33

Schedule of Computing Straight-line Depreciation	The lives used in computing straight-line depreciation for financial reporting purposes are as follows:
Rate of depreciation	%

Computers and peripheral equipment	33
Office furniture and equipment	7-15

Schedule of Computing Basic and Diluted Net Loss Per Share

The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share from operations for the years ended December 31, 2024, 2023 and 2022, are as follows:

	Year ended December 31,
	2024	2023	2022

Numerator:
Net loss	$(3,353)	$(695)	$(1,248)
Deemed dividend related to trigger of down round protection feature (see Note 10B below)	-	(7)	-
Net basic loss	$(3,353)	$(702)	$(1,248)
Change in fair value of derivative warrant liability (see Note 8 below)	-	(66)	-
Change in fair value of convertible advanced investment (see Note 10B below)	-	(269)	-
Net diluted loss	$(3,353)	$(1,037)	$(1,248)

Denominator:
Ordinary shares used in computing basic net loss per share	15,167,476	11,194,097	2,578,760
Incremental ordinary shares to be issued upon exercise of derivative warrant liability	-	24,834	-
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	-	230,880	-
Ordinary shares used in computing diluted net loss per share	15,167,476	11,449,811	2,578,760

Basic net loss per ordinary share	$(0.22)	$(0.06)	$(0.48)
Diluted net loss per ordinary share	$(0.22)	$(0.09)	$(0.48)